UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2657
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Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000
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Date of fiscal year end: September 30
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Date of reporting period: March 31, 2005
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2005

Waddell & Reed Advisors Municipal Bond Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
34	Financial Highlights
38	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Proxy Voting Information
45	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Municipal Bond Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2005.

The six-month period was split into two very different halves. The last calendar quarter of 2004 showed strong market gains, as we shook off some of the concerns surrounding the U.S. presidential election while the economy exhibited continued strength. The first quarter of 2005 offered considerably more restrained performance. Rising interest rates and inflation concerns led to negative returns for most major market indexes. However, stocks saw solid returns for the six-month period overall, as the S&P 500 Index rose 6.88 percent and the Dow Jones Industrial Average returned 5.37 percent. Bonds did not fare as well, with the Lehman Brothers U.S. Credit Index returning 0.21 percent over the last six months.

A number of factors weighed on the minds of investors during the period. These included continued turmoil in Iraq, rising energy prices, the potential for accelerating inflation and a decline in the value of the U.S. dollar. Corporate earnings remained strong, however, and gross domestic product (GDP) in the United States expanded at an annual rate of 3.8 percent in the last calendar quarter of 2004, and appears to have grown at about the same rate in the first quarter of 2005.

In response to inflation concerns, the Federal Reserve continued to bring short-term interest rates to a less accommodative position. The Fed enacted a number of small rate increases between September and March, with short-term rates ending the period at 2.75 percent. The Fed has stated that it intends to continue considering "measured" rate increases over the next few months.

Looking ahead, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to work toward your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential to meet your financial goals.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses
      MUNICIPAL BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2005	Beginning Account Value 9-30-04	Ending Account Value 3-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,001	0.92%	$4.57
Class B	1,000	997	1.82	9.05
Class C	1,000	997	1.85	9.20
Class Y	1,000	1,002	0.79	3.96
Based on 5% Return(2)
Class A	$1,000	$1,020	0.92%	$4.62
Class B	1,000	1,016	1.82	9.14
Class C	1,000	1,016	1.85	9.29
Class Y	1,000	1,021	0.79	4.00

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
Portfolio Highlights

On March 31, 2005, Waddell & Reed Advisors Municipal Bond Fund had net assets totaling $623,438,176 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2005, your Fund owned:

Hospital Revenue Bonds	$9.66
Other Municipal Bonds	$8.90
State General Obligation Bonds	$8.90
Airport Revenue Bonds	$8.60
Public Power Revenue Bonds	$7.82
Housing Revenue Bonds	$7.50
Transportation Revenue Bonds	$7.02
City General Obligation Bonds	$6.66
Lease/Certificate of Participation Bonds	$6.57
Special Tax Bonds	$5.68
School General Obligation Bonds	$5.09
Water and Sewer Revenue Bonds	$5.05
Education Revenue Bonds	$4.65
Student Loan Bonds	$3.03
Cash and Cash Equivalents	$2.60
Derivative Bonds	$2.27

On March 31, 2005, the breakdown of municipal bonds (by ratings) held by the Fund, including cash and cash equivalents, was as follows:

AAA	61.24%
AA	12.53%
A	11.34%
BBB	9.95%
Cash and Cash Equivalents	2.60%
Non-rated	2.34%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's and Moody's.

2005 TAX YEAR TAXABLE EQUIVALENT YIELDS (1)
If your Taxable Income is:						Your Marginal Tax Bracket Is	Equivalent Tax Free Yields
Joint Return			Single Return				3%	4%	5%	6%

$0	-	14,600	$0	-	7,300	10%	3.33%	4.44%	5.56%	6.67%
$14,601	-	59,400	$7,301	-	29,700	15%	3.53%	4.71%	5.88%	7.06%
$59,401	-	119,950	$29,701	-	71,950	25%	4.00%	5.33%	6.67%	8.00%
$119,951	-	182,800	$71,951	-	150,150	28%	4.17%	5.56%	6.94%	8.33%
$182,801	-	326,450	$150,151	-	326,450	33%	4.48%	5.97%	7.46%	8.96%
$326,451 and above			$326,451 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

The Investments of Municipal Bond Fund
March 31, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.38%

Certificates of Participation:
      Series 2003A, Evidencing Proportionate Interests
      of the Owners Thereof in Lease Payments to be
      Made By the Arizona School Facilities Board,
      as Lessee for Certain Real and Personal Property,
      Pursuant to a Lease-to Own Agreement,

5.0%, 9-1-08	$5,000	$5,303,000

      Series 2002A, Evidencing Proportionate Interests
      of the Owners Thereof in Lease Payments to be
      Made By the State of Arizona (Acting by and Through
      the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,115,030
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,201,200
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,797,600
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,192,940
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	2,005	2,164,297
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,221,371

Certificates of Participation (Arizona State University
      Projects), Series 2002, Evidencing the Proportionate
      Interests of the Owners Thereof in Lease Payments
      to be Made Pursuant to a Lease-Purchase Agreement
      by the Arizona Board of Regents, as Lessee for the
      Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,106,130
		21,101,568
Arkansas - 0.77%
Arkansas Development Finance Authority: Correction Facilities Revenue Refunding Bonds, 2003 Series A,
5.0%, 11-15-08	1,710	1,820,141
Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	880	889,935
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2002,
5.0%, 12-1-07	2,000	2,104,440
		4,814,516
California - 14.24%
State of California, Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,250	7,511,072
5.25%, 2-1-15	5,000	5,431,050
5.25%, 2-1-19	5,000	5,347,100
5.5%, 4-1-28	3,000	3,235,890
5.25%, 2-1-14	2,000	2,179,800
5.25%, 2-1-19	2,000	2,138,840
5.25%, 11-1-21	1,000	1,063,790
The Regents of the University of California: General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,350,400
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,450,484
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	4,820	5,391,941
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,185,450
State of California, Department of Water Resources: Power Supply Revenue Bonds, Series 2002A,
5.25%, 5-1-07	3,000	3,145,050
Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,137,590
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	3,800	4,146,940
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,130,700
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,075,311
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,766,875
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,456,870
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,743,251
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds:
0.0%, 9-1-15	2,500	1,567,000
0.0%, 9-1-11	1,000	783,280
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,274,688
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,232,985
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,168,000
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,149,220
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,080,540
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,236,661
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	225	224,172
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	180	181,256
		88,786,206
Colorado - 1.09%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,169,760
Weld County School District 6, Weld County, Colorado, General Obligation Refunding Bonds, Series 2002-96R,
5.0%, 12-1-09	1,700	1,825,987
City of Lafayette, Colorado, Acting by and throughits Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,088,517
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,020,990
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	650	702,494
		6,807,748
Connecticut - 0.81%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator LisbonProject), Series 1993A,
5.5%, 1-1-14	5,000	5,046,150

District of Columbia - 0.35%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,167,020

Florida - 4.96%
City of Jacksonville, Florida: St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,311,850
Water and Sewer System, 2002 Series B,
5.25%, 10-1-08	1,500	1,605,870
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,362,600
The City of Miami, Florida: Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,732,666
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,340,464
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	3,200	3,474,304
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,145,721
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,200,120
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,156,260
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds: 2003 Series B,
5.0%, 10-1-20	2,000	2,065,620
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,109,160
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	415	421,823
		30,926,458
Georgia - 2.51%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	7,000	8,034,740
6.4%, 1-1-13	860	1,000,507
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,360,000
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7-1-12	2,000	2,240,140
		15,635,387
Guam - 0.56%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,511,959

Hawaii - 0.95%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT):
9.59993%, 7-1-09 (A)	2,500	2,981,450
9.59993%, 7-1-09 (A)	2,500	2,969,900
		5,951,350
Illinois - 2.29%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds: Series 2002C,
5.6%, 10-1-34	2,715	2,872,063
Series 2002D,
5.75%, 4-1-35	2,495	2,665,359
Series 2002B,
6.0%, 10-1-33	1,800	1,870,848
State of Illinois (Illinois Department of Employment Security), Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2004,
5.0%, 12-15-07	3,000	3,156,450
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,438,320
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,285,081
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,010,690
		14,298,811
Indiana - 2.93%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds: Series 1990B, (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,273,920
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	6,031,731
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	1,992,282
		18,297,933
Iowa - 0.35%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,212,740

Kansas - 3.64%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): 2002 Series A-3,
6.125%, 12-1-33	4,405	4,806,251
2003 Series A-2,
5.65%, 6-1-35	3,350	3,568,789
2002 Series B-2,
5.85%, 12-1-34	3,235	3,482,478
2001 Series B-2 (AMT),
6.45%, 12-1-33	2,690	2,862,375
2002 Series B- 4,
5.9%, 12-1-34	1,955	2,124,948
2002 Series A-5,
5.55%, 12-1-33	1,500	1,591,890
2004 Series A- 4,
4.0%, 6-1-36	1,000	1,067,230
2001 Series A-1 (AMT),
6.3%, 12-1-32	895	941,182
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds,
Series 2002:
5.0%, 3-1-10	1,110	1,192,184
5.0%, 3-1-09	1,000	1,066,320
		22,703,647
Kentucky - 0.35%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,161,760

Louisiana - 0.47%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,913,955

Maryland - 0.68%
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2001, Series A,
5.0%, 2-1-10	2,000	2,156,820
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,055,762
		4,212,582
Massachusetts - 1.89%
Massachusetts Bay Transportation Authority: Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,097,584
Senior Sales Tax Bonds, 2003 Series A,
5.25%, 7-1-08	2,000	2,138,460
The Commonwealth of Massachusetts, General Obligation Bonds: Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,741,900
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,207,240
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 57 (AMT),
5.6%, 6-1-30	1,565	1,585,095
		11,770,279
Michigan - 0.80%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,000	3,206,010
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,750,855
		4,956,865
Minnesota - 2.44%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,455,100
5.75%, 1-1-13	2,345	2,564,726
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09 (A)	4,500	5,050,395
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,163,300
		15,233,521
Mississippi - 0.69%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.75%, 9-1-14	2,750	2,810,555
6.7%, 9-1-12	1,470	1,492,418
		4,302,973
Missouri - 4.60%
The City of St. Louis, Missouri: Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport):
5.0%, 7-1-08	1,505	1,584,329
5.25%, 7-1-18	1,000	1,087,670
Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	1,500	1,605,945
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,367,200
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,933,868
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,300	2,323,644
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,283,278
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,229,540
The Industrial Development Authority of the Kansas City, Missouri, Revenue Bonds (Plaza Library Project), Series 2004,
5.375%, 3-1-10	1,800	1,885,500
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,661,620
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,653,705
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,519,755
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,420	1,428,137
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,331,362
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension Project), Mass Transit Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,082,040
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program): 1998 Series D-2 (AMT),
6.3%, 3-1-29	350	376,400
1998 Series B-2 (AMT),
6.4%, 3-1-29	205	215,478
1997 Series A-2 (AMT),
7.3%, 3-1-28	100	104,386
		28,673,857
Nebraska - 0.76%
Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds,
10.392%, 6-1-13 (A)	4,315	4,736,489

Nevada - 0.35%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,550,189
Nevada Housing Division, Single Family Mortgage Bonds: 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	455	458,826
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	140	144,220
		2,153,235
New Hampshire - 0.58%
New Hampshire Health and Education Facilities Authority: Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,061,640
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,525,470
		3,587,110
New Jersey - 4.46%
New Jersey Transporation Trust Fund Authority, Transporation System Bonds, 2004 Series B,
5.25%, 12-15-11	5,000	5,483,500
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.5%, 6-1-11	4,850	5,084,012
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A,
6.0%, 1-1-13	4,165	4,789,167
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,390,558
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,363,495
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,220,720
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,212,560
New Jersey Building Authority, State Building Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,042,158
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,100	1,198,637
		27,784,807
New Mexico - 1.98%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2004 Series B (AMT),
4.75%, 7-1-35	4,950	5,137,258
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,576,019
New Mexico Educational Assistance Foundation, Student Loan Program Bonds: Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,257,585
Second Subordinate 1995 Series A-3,
6.6%, 11-1-10	225	230,945
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,115,320
		12,317,127
New York - 12.05%
The City of New York, General Obligation Bonds: Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,725,428
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,409,550
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,362,550
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,258,540
Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,208,120
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,156,400
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003: Series A,
5.5%, 11-1-26	5,000	5,468,800
Series D,
5.25%, 2-1-19	3,000	3,222,480
Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,145,560
Series A,
5.25%, 11-1-10	1,000	1,088,930
Dormitory Authority of the State of New York: Mental Health Services Facilities Improvment Revenue Bonds, Series 2005D-1,
5.0%, 8-15-11	4,500	4,844,520
Third General Resolution Revenue Bonds (State University Educational Facilities Issue): Series 2002B,
5.25%, 11-15-23	2,100	2,265,018
State University Educational Facilities, Revenue Bonds: Series 1990B,
7.5%, 5-15-11	1,350	1,529,833
Series 1990B,
7.5%, 5-15-11	650	763,939
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,228,260
The Port Authority of New York and New Jersey, Consolidated Bonds: One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,264,000
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,178,340
New York State Urban Development Corporation: Correctional and Youth Facilities, Service Contract Revenue Bonds, Series 2003A,
5.25%, 1-1-21	2,500	2,651,050
State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,101,640
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B:
5.25%, 11-15-08	2,000	2,144,360
5.0%, 11-15-09	2,000	2,138,960
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,433,260
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series A,
5.375%, 6-15-14	2,000	2,191,280
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured), Series 2003 A-1,
5.5%, 6-1-21	2,000	2,169,240
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,104,320
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,084,230
		75,138,608
North Carolina - 1.26%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds: Refunding Series 2003D,
5.5%, 1-1-14	3,000	3,225,780
Refunding Series 2003C,
5.0%, 1-1-07	655	671,847
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,675,150
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,290,060
		7,862,837
Ohio - 0.67%
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation)
5.75%, 12-1-14	1,710	1,948,545
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,120,500
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,080,740
		4,149,785
Oklahoma - 0.56%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,600,379
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,140,465
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	745	776,983
		3,517,827
Oregon - 0.83%
State of Oregon: Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,304,590
Department of Transportation, Regional Light Rail Extension Construction Fund, Revenue Refunding Bonds, Series 2002, (Westside Light Rail Project),
5.0%, 6-1-09	1,000	1,070,690
Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	775	795,476
		5,170,756
Pennsylvania - 3.38%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,706,900
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,485,704
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,282,922
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,231,200
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,197,700
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	1,855	1,888,075
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,705	1,711,888
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,521,555
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,499,332
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,491,608
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,085,497
		21,102,381
Puerto Rico - 2.43%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds): Series 2004 A,
5.25%, 7-1-21	5,740	6,094,101
Series 2003 C,
6.0%, 7-1-13	3,450	3,713,925
Series 2003 C,
5.0%, 7-1-18	3,000	3,147,750
Series 2002,
5.25%, 7-1-10	2,000	2,185,120
		15,140,896
Rhode Island - 0.34%
City of Pawtucket, Rhode Island, General Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,112,560

South Carolina - 0.26%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,616,377

South Dakota - 0.39%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,430,780

Tennessee - 1.83%
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds, The Vanderbilt University, Series B,
5.0%, 10-1- 44	5,000	5,373,750
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,717,442
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,238,600
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,075,910
		11,405,702
Texas - 6.69%
City of Houston, Texas: Combined Utility System, First Lien Fixed Rate Revenue Refunding Bonds, Series 2004A,
5.25%, 5-15-25	9,800	10,336,452
Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series2002B,
5.75%, 12-1-16	2,000	2,271,060
Combined Utility System, First Lien Fixed Rate Revenue Refunding Bonds, Series 2004A,
5.25%, 5-15-10	2,000	2,173,720
Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,171,080
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport: Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,363,200
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,408,141
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds,Series 2004,
5.75%, 2-15-30	6,000	6,700,680
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	2,770	2,900,522
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,672,725
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	2,050	2,274,967
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure:
5.65%, 3-1-29	1,005	1,014,648
5.7%, 9-1-29	785	792,882
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,647,450
		41,727,527
Virginia - 2.16%
Commonwealth Transportation Board, Commonwealth of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2002,
5.0%, 10-1-09	5,000	5,369,200
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,497,184
5.5%, 7-1-17	2,000	2,215,960
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,182,060
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,183,609
		13,448,013
Washington - 4.80%
Energy Northwest: Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	5,800	6,278,790
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	5,008,365
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,313,714
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
11.29068%, 2-1-12 (A)	2,495	3,437,012
Housing Authority of the City of Seattle Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,927,415
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,898,533
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,079,020
		29,942,849
West Virginia - 0.44%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,770,640

Wyoming - 0.43%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,649,900

TOTAL MUNICIPAL BONDS - 97.40%		$607,253,491

(Cost: $586,993,296)

SHORT-TERM SECURITIES

Commercial Paper
Forest and Paper Products - 0.42%
Sonoco Products Co.,
2.88%, 4-1-05	2,578	2,578,000

Utilities - Telephone - 0.48%
SBC Communications Inc.,
2.7%, 4-5-05	3,000	2,999,100

Total Commerical Paper - 0.90%		5,577,100

Municipal Obligation - 0.48%
Colorado
      Exempla General Improvement District, City of Lafayette,
           Colorado, Special Improvement District No.02-01,
           Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N. A.),
2.32%, 4-7-05	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 1.38%		$8,577,100

(Cost: $8,577,100)

TOTAL INVESTMENT SECURITIES - 98.78%		$615,830,591

(Cost: $595,570,396)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.22%		7,607,585

NET ASSETS - 100.00%		$623,438,176

Notes to Schedule of Investments
(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2005.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MUNICIPAL BOND FUND
      March 31, 2005
      (In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities - at value (cost - $595,570) (Notes 1 and 3)	$615,831
Cash	1
Receivables:
Interest	8,839
Fund shares sold	193
Prepaid and other assets	66

Total assets	624,930

LIABILITIES
Payable to Fund shareholders	1,199
Accrued service fee (Note 2)	115
Accrued shareholder servicing (Note 2)	85
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	9
Accrued distribution fee (Note 2)	4
Other	66

Total liabilities	1,492

Total net assets	$623,438

NET ASSETS
$0.001 par value capital stock:
Capital stock	$89
Additional paid-in capital	614,456
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	941
Accumulated undistributed net realized loss on investment transactions	(12,308)
Net unrealized appreciation in value of investments	20,260

Net assets applicable to outstanding units of capital	$623,438

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.98
Class B	$6.98
Class C	$6.98
Class Y	$6.98
Capital shares outstanding:
Class A	87,829,601
Class B	811,171
Class C	631,219
Class Y	169
Capital shares authorized	600,000,000

See Notes to Financial Statements.

Statement of Operations
      MUNICIPAL BOND FUND
      For the Six Months Ended March 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$14,413

Expenses (Note 2):
Investment management fee	1,671
Service fee:
Class A	708
Class B	7
Class C	6
Shareholder servicing:
Class A	288
Class B	6
Class C	6
Class Y	- *
Accounting services fee	84
Distribution fee:
Class A	16
Class B	22
Class C	18
Legal fees	18
Audit fees	17
Custodian fees	17
Other	115

Total expenses	2,999

Net investment income	11,414

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	894
Unrealized depreciation in value of investments during the period	(11,317)

Net loss on investments	(10,423)

Net increase in net assets resulting from operations	$991

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MUNICIPAL BOND FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

DECREASE IN NET ASSETS
Operations:
Net investment income	$11,414	$24,127
Realized net gain on investments	894	4,211
Unrealized depreciation	(11,317)	(3,801)

Net increase in net assets resulting from operations	991	24,537

Distributions to shareholders from net
investment income (Note 1D): (1)
Class A	(11,456)	(23,666)
Class B	(82)	(169)
Class C	(66)	(127)
Class Y	(- )*	(- )*

	(11,604)	(23,962)

Capital share transactions (Note 5)	(24,540)	(96,737)

Total decrease	(35,153)	(96,162)
NET ASSETS
Beginning of period	658,591	754,753

End of period	$623,438	$658,591

Undistributed net investment income	$941	$1,131

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 34 - 37.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.10		$7.09	$7.14	$6.91	$6.75	$6.90

Income (loss) from investment operations:
Net investment income	0.13		0.25	0.25	0.28	0.32	0.35
Net realized and unrealized gain (loss) on investments	(0.12)		0.01	(0.05)	0.23	0.16	(0.08)

Total from investment operations	0.01		0.26	0.20	0.51	0.48	0.27

Less distributions from:
Net investment income	(0.13)		(0.25)	(0.25)	(0.28)	(0.32)	(0.35)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.13)		(0.25)	(0.25)	(0.28)	(0.32)	(0.42)

Net asset value, end of period	$6.98		$7.10	$7.09	$7.14	$6.91	$6.75

Total return (1)	0.10%		3.69%	2.82%	7.64%	7.27%	4.24%
Net assets, end of period (in millions)	$613		$647	$733	$785	$748	$739
Ratio of expenses to average net assets	0.92	% (2)	0.90%	0.89%	0.89%	0.88%	0.89%
Ratio of net investment income to average net assets	3.56	% (2)	3.50%	3.51%	4.03%	4.67%	5.23%
Portfolio turnover rate	6%		24%	43%	61%	31%	15%
*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,				For the period from 10-5-99 (1) through
	3-31-05		2004	2003	2002	2001	9-30-00

Net asset value, beginning of period	$7.10		$7.08	$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.10		0.18	0.19	0.22	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.12)		0.02	(0.06)	0.23	0.16	(0.05)

Total from investment operations	(0.02)		0.20	0.13	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.19)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.10)		(0.18)	(0.19)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$6.98		$7.10	$7.08	$7.14	$6.91	$6.74

Total return	-0.34%		2.89%	1.80%	6.77%	6.47%	3.56%
Net assets, end of period (in millions)	$6		$6	$7	$7	$5	$1
Ratio of expenses to average net assets	1.82	% (2)	1.79%	1.75%	1.73%	1.72%	1.86	% (2)
Ratio of net investment income to average net assets	2.66	% (2)	2.60%	2.65%	3.18%	3.76%	4.17	% (2)
Portfolio turnover rate	6%		24%	43%	61%	31%	15	% (3)
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the period from 10-7-99 (1) through
3-31-05	2004	2003	2002	2001	9-30-00

Net asset value, beginning of period	$7.10	$7.08	$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.09	0.18	0.18	0.22	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.11)	0.02	(0.06)	0.23	0.16	(0.06)

Total from investment operations	(0.02)	0.20	0.12	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.10)	(0.18)	(0.18)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00	)*	(0.07)

Total distributions	(0.10)	(0.18)	(0.18)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$6.98	$7.10	$7.08	$7.14	$6.91	$6.74

Total return	-0.35%	2.87%	1.79%	6.73%	6.47%	3.56%
Net assets, end of period (in millions)	$4	$5	$5	$5	$2	$1
Ratio of expenses to average net assets	1.85	% (2)	1.83%	1.77%	1.75%	1.74%	1.84	% (2)
Ratio of net investment income to average net assets	2.63	% (2)	2.57%	2.63%	3.13%	3.74%	4.18	% (2)
Portfolio turnover rate	6%	24%	43%	61%	31%	15	% (3)
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.10		$7.09	$7.14	$6.91	$6.75	$6.90

Income (loss) from investment operations:
Net investment income	0.14		0.19 (1)	0.26	0.31	0.28 (1)	0.36 (1)
Net realized and unrealized gain (loss) on investments	(0.12)		0.08	(0.05)	0.21	0.21	(0.08)

Total from investment operations	0.02		0.27	0.21	0.52	0.49	0.28

Less distributions from:
Net investment income	(0.14)		(0.26)	(0.26)	(0.29)	(0.33)	(0.36)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.14)		(0.26)	(0.26)	(0.29)	(0.33)	(0.43)

Net asset value, end of period	$6.98		$7.10	$7.09	$7.14	$6.91	$6.75

Total return	0.24%		3.92%	3.01%	7.82%	7.44%	4.32%
Net assets, end of period (in thousands)	$1		$4	$10,033	$16,172	$12,965	$2
Ratio of expenses to
average net assets	0.79	% (2)	0.72%	0.72%	0.71%	0.70%	0.71%
Ratio of net investment income to average net assets	3.87	% (2)	3.62%	3.59%	4.08%	4.82%	5.38%
Portfolio turnover rate	6%		24%	43%	61%	31%	15%
*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2005

Note 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.
C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund will deduct a redemption fee of 2.0% from any redemption or exchange proceeds if a shareholder sells or exchanges any class of shares after holding the shares less than 5 days. If a shareholder bought shares on different days, the "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the shares held longest will be redeemed first for purposes of determining whether the redemption fee applies.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $211,217. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the period ended March 31, 2005, W&R received $409, $14,358 and $2,326 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $139,572 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $23,968, which are included in other expenses.

As of November 2003, the Fund paid Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended March 31, 2005, that amount was $390.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

Note 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $37,448,903, while proceeds from maturities and sales aggregated $59,651,349. Purchases of short-term securities aggregated $396,086,627, while proceeds from maturities and sales aggregated $397,981,716. No U.S. government obligations were purchased or sold during the period ended March 31, 2005.

For Federal income tax purposes, cost of investments owned at March 31, 2005 was $597,411,198, resulting in net unrealized appreciation of $18,419,393, of which $20,036,827 related to appreciated securities and $1,617,434 related to depreciated securities.

Note 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2004 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$24,082,632
Distributed ordinary income	23,962,092
Undistributed ordinary income*	596,082

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	-

*This entire amount was distributed prior to March 31, 2005.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2010	$10,726,400

Note 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31, 2005	For the fiscal year ended September 30, 2004

Shares issued from sale of shares:
Class A	1,621	3,107
Class B	29	101
Class C	60	229
Class Y	- *	- *
Shares issued from reinvestment of dividends:
Class A	1,337	2,776
Class B	10	21
Class C	9	17
Class Y	- *	- *
Shares redeemed:
Class A	(6,288)	(18,080)
Class B	(118)	(206)
Class C	(127)	(317)
Class Y	(- )*	(1,415)

Decrease in outstanding capital shares	(3,467)	(13,767)

Value issued from sale of shares:
Class A	$11,482	$21,894
Class B	207	708
Class C	422	1,616
Class Y	- *	- *
Value issued from reinvestment of dividends:
Class A	9,479	19,520
Class B	72	147
Class C	65	124
Class Y	- *	- *
Value redeemed:
Class A	(44,532)	(127,128)
Class B	(838)	(1,445)
Class C	(894)	(2,230)
Class Y	(3)	(9,943)

Decrease in outstanding capital	$(24,540)	$(96,737)

*Not shown due to rounding.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2005, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2005, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Municipal Bond Fund, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission ("SEC") on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at http://www.waddell.com.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1008SA (3-05)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date June 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date June 6, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 6, 2005